Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in biological assets [abstract]
Biological assets	$ 195,178	$ 165,693
Increase due to purchases	3,732	1,559
Acquisition of subsidiaries	1,676
Initial recognition and changes in fair value of biological assets	215,941	227,740
Decrease due to harvest / disposals	(608,855)	(604,032)
Costs incurred during the year	438,729	383,865
Exchange differences	20,043	20,353
Biological assets	266,444	195,178
Initial recognition and changes in fair value of biological assets, price changes	4,653	1,824
Initial recognition and changes in fair value of biological assets, physical changes	22,325	19,433
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	26,978	21,527
Sugarcane
Changes in biological assets [abstract]
Biological assets	71,327	75,208
Increase due to purchases	0	0
Acquisition of subsidiaries	0
Initial recognition and changes in fair value of biological assets	108,066	88,659
Decrease due to harvest / disposals	(202,298)	(208,175)
Costs incurred during the year	128,308	116,252
Exchange differences	4,028	(617)
Biological assets	109,431	71,327
Crops | Farming
Changes in biological assets [abstract]
Biological assets	54,886	43,787
Increase due to purchases	0	0
Acquisition of subsidiaries	0
Initial recognition and changes in fair value of biological assets	65,574	73,990
Decrease due to harvest / disposals	(240,469)	(224,788)
Costs incurred during the year	178,922	151,971
Exchange differences	7,089	9,926
Biological assets	66,002	54,886
Rice | Farming
Changes in biological assets [abstract]
Biological assets	42,729	29,062
Increase due to purchases	0	0
Acquisition of subsidiaries	1,676
Initial recognition and changes in fair value of biological assets	15,323	43,834
Decrease due to harvest / disposals	(80,127)	(99,517)
Costs incurred during the year	67,621	62,477
Exchange differences	5,530	6,873
Biological assets	52,752	42,729
Dairy | Farming
Changes in biological assets [abstract]
Biological assets	18,979	12,933
Increase due to purchases	0	0
Acquisition of subsidiaries	0
Initial recognition and changes in fair value of biological assets	27,257	19,895
Decrease due to harvest / disposals	(79,474)	(67,230)
Costs incurred during the year	60,826	50,323
Exchange differences	2,457	3,058
Biological assets	30,045	18,979
All other segments | Farming
Changes in biological assets [abstract]
Biological assets	7,257	4,703
Increase due to purchases	3,732	1,559
Acquisition of subsidiaries	0
Initial recognition and changes in fair value of biological assets	(279)	1,362
Decrease due to harvest / disposals	(6,487)	(4,322)
Costs incurred during the year	3,052	2,842
Exchange differences	939	1,113
Biological assets	$ 8,214	$ 7,257